Operating Lease Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Operating Lease Equipment [Abstract]
Schedule Of Operating Lease Equipment By Type

Operating Lease Equipment (dollars in millions)

	December 31,	December 31,
	2015	2014
Commercial aircraft (including regional aircraft)	$9,708.6	$8,890.1
Railcars and locomotives	6,591.9	5,714.0
Other equipment	316.5	326.3
Total(1)	$16,617.0	$14,930.4

(1)Includes equipment off-lease of $614.7 million and $183.2 million at December 31, 2015 and 2014, respectively, primarily consisting of rail and aerospace assets.

Schedule Of Future Minimum Lease Rentals Due On Non-Cancelable Operating Leases	Minimum Lease Rentals Due (dollars in millions)

Years Ended December 31,
2016	$1,943.5
2017	1,663.8
2018	1,368.9
2019	1,087.9
2020	839.0
Thereafter	2,695.4
Total	$9,598.5